Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of the net investment in business interests and intangible assets
Acquisition of interests in associates	£ (1)
Additional investment in associates		£ (51)	£ (40)
Net assets/liabilities purchased		(3,128)
Net outflow of cash in respect of acquisitions	1	3,179	40
Sale of interests in associates			27
Disposal of net assets and liabilities	6,270	114	288
(Loss)/profit on disposal of net assets and liabilities	(106)	55	3
Net inflow of cash in respect of disposals	6,164	169	318
Cash expenditure on intangible assets	(743)	(479)	(348)
Net inflow/(outflow) of cash	£ 5,420	£ (3,489)	£ (70)